Distribution Date:	10/13/21	GS Mortgage Securities Trust 2019-GSA1
Determination Date: Next Distribution Date:	10/06/21 11/15/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2019-GSA1

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Leah Nivison	(212) 902-1000	leah.nivison@gs.com; gs-refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Argentic Services Company LP
Mortgage Loan Detail (Part 1)	13-14		Andrew Hundertmark	(469) 609-2001	ahundertmark@argenticservices.com
			500 North Central Expressway, Suite 261 | Plano, TX 75074
Mortgage Loan Detail (Part 2)	15-16
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Principal Prepayment Detail	17	Representations Reviewer
Historical Detail	18		David Rodgers	(212) 230-9025
Delinquency Loan Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.
Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	36261PAQ5	2.048800%	14,908,000.00	10,650,387.85	235,844.03	18,183.76	0.00	0.00	254,027.79	10,414,543.82	30.16%	30.00%
A-2	36261PAR3	2.612600%	26,937,000.00	26,937,000.00	0.00	58,646.34	0.00	0.00	58,646.34	26,937,000.00	30.16%	30.00%
A-3	36261PAS1	2.794000%	181,247,000.00	181,247,000.00	0.00	422,003.43	0.00	0.00	422,003.43	181,247,000.00	30.16%	30.00%
A-4	36261PAT9	3.047900%	361,331,000.00	361,331,000.00	0.00	917,750.63	0.00	0.00	917,750.63	361,331,000.00	30.16%	30.00%
A-AB	36261PAU6	2.988100%	20,542,000.00	20,542,000.00	0.00	51,151.29	0.00	0.00	51,151.29	20,542,000.00	30.16%	30.00%
A-S	36261PAX0	3.339900%	74,540,000.00	74,540,000.00	0.00	207,463.46	0.00	0.00	207,463.46	74,540,000.00	21.49%	21.38%
B	36261PAY8	3.511100%	39,971,000.00	39,971,000.00	0.00	116,951.82	0.00	0.00	116,951.82	39,971,000.00	16.84%	16.75%
C	36261PAZ5	3.804690%	36,730,000.00	36,730,000.00	0.00	116,455.23	0.00	0.00	116,455.23	36,730,000.00	12.57%	12.50%
D	36261PAA0	2.800000%	24,847,000.00	24,847,000.00	0.00	57,976.33	0.00	0.00	57,976.33	24,847,000.00	9.68%	9.63%
E	36261PAE2	2.800000%	19,445,000.00	19,445,000.00	0.00	45,371.67	0.00	0.00	45,371.67	19,445,000.00	7.41%	7.38%
F-RR	36261PAG7	3.804690%	21,606,000.00	21,606,000.00	0.00	68,503.45	0.00	0.00	68,503.45	21,606,000.00	4.90%	4.88%
G-RR	36261PAJ1	3.804690%	8,642,000.00	8,642,000.00	0.00	27,400.11	0.00	0.00	27,400.11	8,642,000.00	3.90%	3.88%
H-RR*	36261PAL6	3.804690%	33,489,960.00	33,489,960.00	0.00	103,853.21	0.00	0.00	103,853.21	33,489,960.00	0.00%	0.00%
R	36261PAN2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	100.00%
Regular SubTotal			864,235,960.00	859,978,347.85	235,844.03	2,211,710.73	0.00	0.00	2,447,554.76	859,742,503.82

Notional Certificates
X-A	36261PAV4	0.827650%	679,505,000.00	675,247,387.85	0.00	465,723.74	0.00	0.00	465,723.74	675,011,543.82
X-B	36261PAW2	0.293590%	39,971,000.00	39,971,000.00	0.00	9,779.25	0.00	0.00	9,779.25	39,971,000.00
X-D	36261PAC6	1.004690%	44,292,000.00	44,292,000.00	0.00	37,083.12	0.00	0.00	37,083.12	44,292,000.00
Notional SubTotal			763,768,000.00	759,510,387.85	0.00	512,586.11	0.00	0.00	512,586.11	759,274,543.82

Deal Distribution Total					235,844.03	2,724,296.84	0.00	0.00	2,960,140.87

*	Denotes the Controlling Class (if required)
(1)	Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing
	the result by (A).
(2)	Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the
	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 27

						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36261PAQ5	714.40755635	15.81996445	1.21973169	0.00000000	0.00000000	0.00000000	0.00000000	17.03969614	698.58759190
A-2	36261PAR3	1,000.00000000	0.00000000	2.17716672	0.00000000	0.00000000	0.00000000	0.00000000	2.17716672	1,000.00000000
A-3	36261PAS1	1,000.00000000	0.00000000	2.32833332	0.00000000	0.00000000	0.00000000	0.00000000	2.32833332	1,000.00000000
A-4	36261PAT9	1,000.00000000	0.00000000	2.53991667	0.00000000	0.00000000	0.00000000	0.00000000	2.53991667	1,000.00000000
A-AB	36261PAU6	1,000.00000000	0.00000000	2.49008324	0.00000000	0.00000000	0.00000000	0.00000000	2.49008324	1,000.00000000
A-S	36261PAX0	1,000.00000000	0.00000000	2.78325007	0.00000000	0.00000000	0.00000000	0.00000000	2.78325007	1,000.00000000
B	36261PAY8	1,000.00000000	0.00000000	2.92591679	0.00000000	0.00000000	0.00000000	0.00000000	2.92591679	1,000.00000000
C	36261PAZ5	1,000.00000000	0.00000000	3.17057528	0.00000000	0.00000000	0.00000000	0.00000000	3.17057528	1,000.00000000
D	36261PAA0	1,000.00000000	0.00000000	2.33333320	0.00000000	0.00000000	0.00000000	0.00000000	2.33333320	1,000.00000000
E	36261PAE2	1,000.00000000	0.00000000	2.33333350	0.00000000	0.00000000	0.00000000	0.00000000	2.33333350	1,000.00000000
F-RR	36261PAG7	1,000.00000000	0.00000000	3.17057530	0.00000000	0.00000000	0.00000000	0.00000000	3.17057530	1,000.00000000
G-RR	36261PAJ1	1,000.00000000	0.00000000	3.17057510	0.00000000	0.00000000	0.00000000	0.00000000	3.17057510	1,000.00000000
H-RR	36261PAL6	1,000.00000000	0.00000000	3.10102520	0.06955010	2.69838184	0.00000000	0.00000000	3.10102520	1,000.00000000
R	36261PAN2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36261PAV4	993.73424456	0.00000000	0.68538677	0.00000000	0.00000000	0.00000000	0.00000000	0.68538677	993.38716245
X-B	36261PAW2	1,000.00000000	0.00000000	0.24465863	0.00000000	0.00000000	0.00000000	0.00000000	0.24465863	1,000.00000000
X-D	36261PAC6	1,000.00000000	0.00000000	0.83724194	0.00000000	0.00000000	0.00000000	0.00000000	0.83724194	1,000.00000000

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	09/01/21 - 09/30/21	30	0.00	18,183.76	0.00	18,183.76	0.00	0.00	0.00	18,183.76	0.00
A-2	09/01/21 - 09/30/21	30	0.00	58,646.34	0.00	58,646.34	0.00	0.00	0.00	58,646.34	0.00
A-3	09/01/21 - 09/30/21	30	0.00	422,003.43	0.00	422,003.43	0.00	0.00	0.00	422,003.43	0.00
A-4	09/01/21 - 09/30/21	30	0.00	917,750.63	0.00	917,750.63	0.00	0.00	0.00	917,750.63	0.00
A-AB	09/01/21 - 09/30/21	30	0.00	51,151.29	0.00	51,151.29	0.00	0.00	0.00	51,151.29	0.00
X-A	09/01/21 - 09/30/21	30	0.00	465,723.74	0.00	465,723.74	0.00	0.00	0.00	465,723.74	0.00
X-B	09/01/21 - 09/30/21	30	0.00	9,779.25	0.00	9,779.25	0.00	0.00	0.00	9,779.25	0.00
A-S	09/01/21 - 09/30/21	30	0.00	207,463.46	0.00	207,463.46	0.00	0.00	0.00	207,463.46	0.00
B	09/01/21 - 09/30/21	30	0.00	116,951.82	0.00	116,951.82	0.00	0.00	0.00	116,951.82	0.00
C	09/01/21 - 09/30/21	30	0.00	116,455.23	0.00	116,455.23	0.00	0.00	0.00	116,455.23	0.00
D	09/01/21 - 09/30/21	30	0.00	57,976.33	0.00	57,976.33	0.00	0.00	0.00	57,976.33	0.00
X-D	09/01/21 - 09/30/21	30	0.00	37,083.12	0.00	37,083.12	0.00	0.00	0.00	37,083.12	0.00
E	09/01/21 - 09/30/21	30	0.00	45,371.67	0.00	45,371.67	0.00	0.00	0.00	45,371.67	0.00
F-RR	09/01/21 - 09/30/21	30	0.00	68,503.45	0.00	68,503.45	0.00	0.00	0.00	68,503.45	0.00
G-RR	09/01/21 - 09/30/21	30	0.00	27,400.11	0.00	27,400.11	0.00	0.00	0.00	27,400.11	0.00
H-RR	09/01/21 - 09/30/21	30	87,761.22	106,182.44	0.00	106,182.44	2,329.23	0.00	0.00	103,853.21	90,368.70
Totals			87,761.22	2,726,626.07	0.00	2,726,626.07	2,329.23	0.00	0.00	2,724,296.84	90,368.70

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

Total Available Distribution Amount (1)	2,960,140.87
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,739,389.08	Master Servicing Fee	4,894.25
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,012.68
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	358.32
ARD Interest	0.00	Operating Advisor Fee	1,289.97
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	207.83
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,739,389.08	Total Fees	12,763.05

Principal		Expenses/Reimbursements
Scheduled Principal	235,844.03	Reimbursement for Interest on Advances	109.15
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	2,220.08
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	235,844.03	Total Expenses/Reimbursements	2,329.23

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,724,296.84
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	235,844.03
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,960,140.87
Total Funds Collected	2,975,233.11	Total Funds Distributed	2,975,233.15

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	859,978,348.70	859,978,348.70	Beginning Certificate Balance	859,978,347.85
(-) Scheduled Principal Collections	235,844.03	235,844.03	(-) Principal Distributions	235,844.03
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	859,742,504.67	859,742,504.67	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	860,462,805.30	860,462,805.30	Ending Certificate Balance	859,742,503.82
Ending Actual Collateral Balance	860,262,342.42	860,262,342.42

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.85)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.85)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.80%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
$5,000,000 or less	11	46,404,902.46	5.40%	95	3.9837	2.176240	1.60 or less	13	199,764,740.18	23.24%	96	4.0003	1.105766
$5,000,001 to $10,000,000	10	80,281,224.72	9.34%	96	3.8416	2.002112	1.61 to 1.80	6	133,797,921.92	15.56%	95	3.7954	1.688302
$10,000,001 to $15,000,000	12	153,433,968.32	17.85%	95	3.8891	2.108106	1.81 to 2.00	8	140,205,962.06	16.31%	96	3.8329	1.879311
$15,000,001 to $20,000,000	3	57,050,000.00	6.64%	96	3.7103	1.866074	2.01 to 2.50	15	221,314,350.70	25.74%	95	3.8269	2.270919
$20,000,001 to $30,000,000	8	193,092,409.17	22.46%	90	3.9191	1.780120	2.51 to 3.00	6	83,160,000.00	9.67%	95	3.5955	2.844173
$30,000,001 to $40,000,000	8	279,480,000.00	32.51%	95	3.7708	2.027335	3.01 to 4.00	5	81,499,529.81	9.48%	82	3.6319	3.344546
$40,000,001 or greater	1	50,000,000.00	5.82%	96	3.4800	2.400000	4.01 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	53	859,742,504.67	100.00%	94	3.8224	2.002881	Totals	53	859,742,504.67	100.00%	94	3.8224	2.002881
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Arizona	5	42,897,048.00	4.99%	95	3.8043	2.527227
							Industrial	6	44,520,799.54	5.18%	95	3.8828	1.933188
California	20	194,582,432.81	22.63%	95	3.8669	1.891599
							Lodging	14	116,857,191.30	13.59%	96	4.2442	1.101551
Colorado	1	28,000,000.00	3.26%	60	3.5200	3.220000
							Mixed Use	12	132,024,204.32	15.36%	95	3.6050	2.465973
Florida	4	36,814,446.43	4.28%	95	3.9966	0.619523
							Multi-Family	10	165,075,350.88	19.20%	96	3.7581	1.781574
Georgia	1	21,314,583.60	2.48%	97	4.3500	0.490000
							Office	11	142,839,988.25	16.61%	95	3.7348	1.926476
Illinois	1	35,000,000.00	4.07%	94	3.6600	1.630000
							Retail	25	224,242,276.79	26.08%	90	3.8297	2.291836
Louisiana	1	11,720,000.00	1.36%	95	4.2500	2.470000
							Self Storage	6	34,182,693.62	3.98%	95	3.7697	2.878779
Michigan	2	9,803,246.61	1.14%	96	4.5500	1.520000
							Totals	84	859,742,504.67	100.00%	94	3.8224	2.002881
Mississippi	1	4,597,921.92	0.53%	96	4.1000	1.780000

Montana	1	8,000,000.00	0.93%	96	4.1560	2.070000

Nevada	3	32,722,275.38	3.81%	93	3.7699	1.806221

New Jersey	7	117,930,000.00	13.72%	95	3.8059	2.544307

New York	13	74,600,000.01	8.68%	95	3.7369	1.768232

North Carolina	4	24,618,381.10	2.86%	95	4.0404	1.914381

Oklahoma	2	20,201,253.87	2.35%	97	4.1000	1.840000

Pennsylvania	5	66,987,481.05	7.79%	96	3.6618	2.204421

Texas	9	107,316,199.32	12.48%	96	3.6445	2.135286

Virginia	3	12,527,234.61	1.46%	95	4.1084	2.587411

Washington	1	10,110,000.00	1.18%	95	3.6100	1.170000

Totals	84	859,742,504.67	100.00%	94	3.8224	2.002881

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.500% or less	7	135,800,000.00	15.80%	96	3.4209	2.433373	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 3.750%	16	314,631,805.19	36.60%	92	3.6666	2.243052	Totals	53	859,742,504.67	100.00%	94	3.8224	2.002881
	3.751% to 4.000%	11	154,873,347.35	18.01%	96	3.8649	1.736941
	4.001% to 4.250%	12	174,463,144.11	20.29%	95	4.1163	1.759111
	4.251% to 4.500%	4	61,508,722.49	7.15%	96	4.3396	1.395256
	4.501% or greater	3	18,465,485.53	2.15%	95	4.5735	1.302347
	Totals	53	859,742,504.67	100.00%	94	3.8224	2.002881
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	83 months or less	1	28,000,000.00	3.26%	60	3.5200	3.220000	Interest Only	33	636,565,000.00	74.04%	95	3.7511	1.987229
84 months to 113 months		52	831,742,504.67	96.74%	95	3.8326	1.961908	298 months or less	1	9,803,246.61	1.14%	96	4.5500	1.520000
	114 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months to 330 months	1	20,201,253.87	2.35%	97	4.1000	1.840000
	Totals	53	859,742,504.67	100.00%	94	3.8224	2.002881	331 months to 357 months	18	193,173,004.19	22.47%	90	3.9914	2.096000
								358 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	53	859,742,504.67	100.00%	94	3.8224	2.002881
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		8	139,744,138.89	16.25%	95	3.6990	2.208310			None
	12 months or less	45	719,998,365.78	83.75%	94	3.8464	1.963010
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	53	859,742,504.67	100.00%	94	3.8224	2.002881
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A4	30316210	Various Various		CA	Actual/360	4.059%	118,387.50	0.00	0.00	N/A	05/06/29	--	35,000,000.00	35,000,000.00	10/06/21
1A6	30316212				Actual/360	4.059%	50,737.50	0.00	0.00	N/A	05/06/29	--	15,000,000.00	15,000,000.00	10/06/21
2	30520986	RT	Philadelphia	PA	Actual/360	3.480%	145,000.00	0.00	0.00	N/A	10/05/29	--	50,000,000.00	50,000,000.00	10/06/21
3A1	30316984	OF	San Mateo	CA	Actual/360	3.780%	110,250.00	0.00	0.00	N/A	10/06/29	--	35,000,000.00	35,000,000.00	10/06/21
3A2	30316985				Actual/360	3.780%	46,777.50	0.00	0.00	N/A	10/06/29	--	14,850,000.00	14,850,000.00	10/06/21
4	30316986	MF	Whittier	CA	Actual/360	3.880%	121,250.00	0.00	0.00	N/A	10/06/29	--	37,500,000.00	37,500,000.00	10/06/21
5	30503528	MU	Bridgewater	NJ	Actual/360	3.730%	113,392.00	0.00	0.00	N/A	08/06/29	--	36,480,000.00	36,480,000.00	10/06/21
6	30316636	MU	Chicago	IL	Actual/360	3.660%	106,750.00	0.00	0.00	N/A	08/06/29	--	35,000,000.00	35,000,000.00	10/06/21
7	30520982	OF	San Antonio	TX	Actual/360	3.650%	106,458.33	0.00	0.00	N/A	09/06/29	--	35,000,000.00	35,000,000.00	10/06/21
8	30316987	Various Brooklyn		NY	Actual/360	3.710%	108,208.33	0.00	0.00	N/A	09/06/29	--	35,000,000.00	35,000,000.00	10/06/21
9	30316988	MF	Laredo	TX	Actual/360	3.680%	93,533.33	0.00	0.00	N/A	10/06/29	--	30,500,000.00	30,500,000.00	10/06/21
10	30520987	RT	Denver	CO	Actual/360	3.520%	82,133.33	0.00	0.00	N/A	10/06/26	--	28,000,000.00	28,000,000.00	10/06/21
11	30316989	LO	Various	Various	Actual/360	4.300%	91,665.75	37,000.82	0.00	N/A	09/06/29	--	25,581,139.71	25,544,138.89	10/06/21
12	30316990	Various Houston		TX	Actual/360	3.400%	73,666.67	0.00	0.00	N/A	10/06/29	--	26,000,000.00	26,000,000.00	10/06/21
13	30316992	LO	Kissimmee	FL	Actual/360	4.150%	88,187.50	0.00	0.00	N/A	10/06/29	--	25,500,000.00	25,500,000.00	09/03/21
14	30316469	RT	Las Vegas	NV	Actual/360	3.741%	77,933.33	0.00	0.00	N/A	07/01/29	--	25,000,000.00	25,000,000.00	10/01/21
15A4	30316993	Various New York		NY	Actual/360	3.340%	27,833.33	0.00	0.00	N/A	10/06/29	--	10,000,000.00	10,000,000.00	10/06/21
15A5	30316994				Actual/360	3.340%	27,833.33	0.00	0.00	N/A	10/06/29	--	10,000,000.00	10,000,000.00	10/06/21
15A6	30316995				Actual/360	3.340%	13,916.67	0.00	0.00	N/A	10/06/29	--	5,000,000.00	5,000,000.00	10/06/21
16	30316996	IN	Moorpark	CA	Actual/360	3.950%	70,993.02	35,066.05	0.00	N/A	09/06/29	--	21,567,498.86	21,532,432.81	10/06/21
17	30316997	LO	Atlanta	GA	Actual/360	4.350%	77,381.86	32,136.73	0.00	N/A	11/06/29	--	21,346,720.33	21,314,583.60	05/06/21
18	30316998	LO	Tulsa	OK	Actual/360	4.100%	69,147.59	37,064.49	0.00	N/A	11/06/29	--	20,238,318.36	20,201,253.87	09/03/21
19	30316999	MF	Anaheim	CA	Actual/360	3.440%	56,760.00	0.00	0.00	N/A	10/06/29	--	19,800,000.00	19,800,000.00	10/06/21
20	30317000	MF	Jersey City	NJ	Actual/360	4.080%	63,750.00	0.00	0.00	N/A	10/06/29	--	18,750,000.00	18,750,000.00	10/06/21
21	30317001	MF	Leonia	NJ	Actual/360	3.625%	55,885.42	0.00	0.00	N/A	10/06/29	--	18,500,000.00	18,500,000.00	10/06/21
22	30316641	OF	Various	Various	Actual/360	3.370%	42,125.00	0.00	0.00	N/A	08/06/29	--	15,000,000.00	15,000,000.00	10/06/21
23	30317002	LO	Raleigh	NC	Actual/360	4.150%	50,203.52	22,711.98	0.00	N/A	10/05/29	--	14,516,680.30	14,493,968.32	10/06/21
24	30317003	SS	North Bergen	NJ	Actual/360	3.589%	43,367.08	0.00	0.00	N/A	09/06/29	--	14,500,000.00	14,500,000.00	10/06/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
25	30317005	OF	Hamilton	NJ	Actual/360	4.150%	45,650.00	0.00	0.00	N/A	10/05/29	--	13,200,000.00	13,200,000.00	10/06/21
26	30317006	RT	Scottsdale	AZ	Actual/360	3.740%	38,958.33	0.00	0.00	N/A	10/05/29	--	12,500,000.00	12,500,000.00	10/06/21
27	30317007	RT	Baton Rouge	LA	Actual/360	4.250%	41,508.33	0.00	0.00	N/A	09/06/29	--	11,720,000.00	11,720,000.00	10/06/21
28	30317008	OF	Tinton Falls	NJ	Actual/360	3.750%	35,937.50	0.00	0.00	N/A	11/06/29	--	11,500,000.00	11,500,000.00	10/06/21
29	30317009	RT	Glendale	AZ	Actual/360	3.940%	34,015.33	0.00	0.00	N/A	10/05/29	--	10,360,000.00	10,360,000.00	10/06/21
30	30317010	LO	Various	MI	Actual/360	4.550%	37,246.54	20,017.58	0.00	N/A	10/06/29	--	9,823,264.19	9,803,246.61	10/06/21
31	30317011	RT	New City	NY	Actual/360	4.430%	37,655.00	0.00	0.00	N/A	09/06/29	--	10,200,000.00	10,200,000.00	10/06/21
32	30520980	MF	Seattle	WA	Actual/360	3.610%	30,414.25	0.00	0.00	N/A	09/06/29	--	10,110,000.00	10,110,000.00	10/06/21
33	30520978	OF	Phoenix	AZ	Actual/360	3.530%	27,725.21	0.00	0.00	N/A	09/06/29	--	9,425,000.00	9,425,000.00	10/06/21
34	30317012	IN	Los Angeles	CA	Actual/360	3.865%	28,987.50	0.00	0.00	N/A	10/05/29	--	9,000,000.00	9,000,000.00	10/06/21
35	30317013	RT	Missoula	MT	Actual/360	4.156%	27,706.67	0.00	0.00	N/A	10/06/29	--	8,000,000.00	8,000,000.00	09/06/21
36	30317014	OF	Walnut Creek	CA	Actual/360	4.000%	23,000.00	0.00	0.00	N/A	09/06/29	--	6,900,000.00	6,900,000.00	10/06/21
37	30317015	RT	Springettsbury Townsh PA		Actual/360	4.000%	19,467.06	9,416.57	0.00	N/A	09/06/29	--	5,840,119.30	5,830,702.73	10/06/21
38	30317016	SS	Yuma	AZ	Actual/360	4.150%	20,058.33	0.00	0.00	N/A	08/06/29	--	5,800,000.00	5,800,000.00	10/06/21
39	30520975	RT	Las Vegas	NV	Actual/360	3.750%	17,286.16	9,296.67	0.00	N/A	09/06/29	--	5,531,572.05	5,522,275.38	10/06/21
40	30317017	IN	Cherry Hill	NJ	Actual/360	3.850%	16,041.67	0.00	0.00	N/A	09/06/29	--	5,000,000.00	5,000,000.00	10/06/21
41	30317018	RT	Gilbert	AZ	Actual/360	3.800%	15,263.59	8,034.28	0.00	N/A	09/06/29	--	4,820,082.28	4,812,048.00	10/06/21
42	30317019	IN	Tupelo	MS	Actual/360	4.100%	15,734.39	7,265.85	0.00	N/A	10/06/29	--	4,605,187.77	4,597,921.92	10/06/21
43	30317020	MU	Houston	TX	Actual/360	4.310%	15,982.92	0.00	0.00	N/A	10/05/29	--	4,450,000.00	4,450,000.00	10/06/21
44	30317021	MF	New York	NY	Actual/360	4.600%	16,866.67	0.00	0.00	N/A	08/06/29	--	4,400,000.00	4,400,000.00	10/06/21
45	30317022	RT	Brownsville	TX	Actual/360	4.600%	16,362.42	6,219.56	0.00	N/A	09/06/29	--	4,268,458.48	4,262,238.92	10/06/21
46	30317023	SS	Greensboro	NC	Actual/360	3.796%	12,951.66	6,143.26	0.00	N/A	08/06/29	--	4,094,307.07	4,088,163.81	10/06/21
47	30317024	SS	Virginia Beach	VA	Actual/360	3.700%	12,333.33	0.00	0.00	N/A	08/06/29	--	4,000,000.00	4,000,000.00	10/06/21
48	30317025	SS	High Point	NC	Actual/360	3.700%	11,100.00	5,470.19	0.00	N/A	09/06/29	--	3,600,000.00	3,594,529.81	10/06/21
49	30317026	SS	Carson City	NV	Actual/360	4.150%	7,608.33	0.00	0.00	N/A	08/06/29	--	2,200,000.00	2,200,000.00	10/06/21
Totals							2,739,389.08	235,844.03	0.00				859,978,348.70	859,742,504.67
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A4	20,966,356.67	22,903,797.68	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
1A6	20,966,356.67	22,903,797.68	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	4,921,836.19	4,490,394.35	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3A1	3,790,699.68	3,136,996.56	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3A2	3,790,699.68	3,136,996.56	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	2,754,496.27	2,559,783.52	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	13,720,152.76	13,170,030.32	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	12,188,825.42	12,741,526.88	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	9,300,704.26	9,278,785.70	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,140,537.11	603,570.97	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,568,357.30	851,760.23	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,193,197.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	442,542.86	(124,344.31)	07/01/20	06/30/21	--	0.00	0.00	88,081.25	88,081.25	0.00	0.00
14	52,113,243.84	51,620,597.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15A4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15A5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15A6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,406,877.50	2,435,287.69	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	(2,421,644.36)	942,870.92	01/01/21	06/30/21	--	0.00	0.00	1,299,117.79	1,299,117.79	0.00	0.00
18	1,314,575.22	2,559,129.79	01/01/21	06/30/21	--	0.00	0.00	106,127.75	106,127.75	0.00	0.00
19	1,183,891.85	1,414,499.98	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,316,692.11	1,438,662.13	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,175,816.80	1,229,524.86	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	20,080,409.08	20,496,749.84	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	608,687.09	1,376,991.68	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,310,694.84	1,441,297.84	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,008,720.26	985,388.04	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,106,252.52	1,268,730.82	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,362,501.34	1,367,419.61	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,085,842.69	1,206,202.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	958,944.89	1,194,693.42	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	552,707.80	598,550.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	667,956.49	449,304.13	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,020,472.88	1,101,988.46	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,195,501.17	530,880.08	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	809,339.71	759,595.43	01/01/21	06/30/21	--	0.00	0.00	27,673.34	27,673.34	0.00	0.00
36	615,833.75	574,097.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	572,176.58	80,565.82	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	580,190.68	733,681.82	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	604,867.80	652,062.35	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	454,300.76	509,258.72	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	628,993.24	608,565.94	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	565,809.27	541,139.24	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	437,856.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	169,638.22	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	371,733.14	410,917.04	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	366,727.37	387,778.66	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	392,362.04	569,414.91	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	407,806.85	447,719.99	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	238,400.77	226,771.24	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	194,839,304.85	195,983,072.51				0.00	0.00	1,521,000.13	1,521,000.13	0.00	0.00

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			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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						Delinquencies¹										Prepayments				Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure			REO			Modifications		Curtailments		Payoff		Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance		#	Balance		#	Balance	#	Amount	#	Amount		Coupon	Remit	WAM¹
Date
10/13/21	0	0.00	0	0.00	0	0.00	0		0.00	0		0.00	0	0.00	0	0.00	0		0.00	3.822409%	3.804599%	94
09/13/21	0	0.00	0	0.00	0	0.00	0		0.00	0		0.00	0	0.00	0	0.00	0		0.00	3.822500%	3.804690%	95
08/12/21	0	0.00	0	0.00	0	0.00	0		0.00	0		0.00	0	0.00	0	0.00	0		0.00	3.822584%	3.804775%	96
07/12/21	0	0.00	0	0.00	0	0.00	0		0.00	0		0.00	0	0.00	0	0.00	0		0.00	3.822669%	3.804860%	97
06/11/21	0	0.00	0	0.00	0	0.00	0		0.00	0		0.00	0	0.00	0	0.00	0		0.00	3.822760%	3.804952%	98
05/12/21	0	0.00	0	0.00	0	0.00	0		0.00	0		0.00	0	0.00	0	0.00	0		0.00	3.822843%	3.805036%	99
04/12/21	0	0.00	0	0.00	0	0.00	0		0.00	0		0.00	1	21,498,010.08	0	0.00	0		0.00	3.822933%	3.805127%	100
03/12/21	0	0.00	0	0.00	1	21,526,892.52	0		0.00	0		0.00	0	0.00	0	0.00	0		0.00	3.823016%	3.805210%	101
02/12/21	0	0.00	0	0.00	1	21,563,454.75	0		0.00	0		0.00	0	0.00	0	0.00	0		0.00	3.823119%	3.805314%	102
01/12/21	0	0.00	0	0.00	1	21,592,092.96	0		0.00	0		0.00	0	0.00	0	0.00	0		0.00	3.823202%	3.805396%	103
12/11/20	0	0.00	1	25,896,230.64	1	21,620,624.29	0		0.00	0		0.00	0	0.00	0	0.00	0		0.00	3.823284%	3.805479%	104
11/13/20	1	25,931,974.30	0	0.00	2	42,244,683.01	0		0.00	0		0.00	1	20,593,027.38	0	0.00	0		0.00	3.823372%	3.805568%	105
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
13	30316992	09/03/21	0	A	88,081.25	88,081.25		0.00	25,500,000.00
18	30316998	09/03/21	0	A	106,127.75	106,127.75		0.00	20,238,318.36
35	30317013	09/06/21	0	A	27,673.34	27,673.34		0.00	8,000,000.00
Totals					221,882.34	221,882.34		0.00	53,738,318.36
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

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Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		28,000,000	28,000,000		0	0
> 60 Months		831,742,505	831,742,505		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	859,742,505	859,742,505	0	0	0	0
Sep-21	859,978,349	859,978,349	0	0	0	0
Aug-21	860,191,501	860,191,501	0	0	0	0
Jul-21	860,398,218	860,398,218	0	0	0	0
Jun-21	860,620,236	860,620,236	0	0	0	0
May-21	860,825,417	860,825,417	0	0	0	0
Apr-21	861,045,954	861,045,954	0	0	0	0
Mar-21	861,249,610	839,722,717	0	0	21,526,893	0
Feb-21	861,500,965	839,937,511	0	0	21,563,455	0
Jan-21	861,702,992	840,110,899	0	0	21,592,093	0
Dec-20	861,904,294	814,387,440	0	25,896,231	21,620,624	0
Nov-20	862,121,091	793,944,434	25,931,974	0	42,244,683	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
17	30316997	0.00	4.35000%	0.00	4.35000%	10	02/04/21	02/04/21	03/09/21
18	30316998	20,662,033.55	4.10000%	20,626,416.75	4.10000%	8	10/12/20	10/12/20	10/23/20
Totals		20,662,033.55		20,626,416.75
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance

No liquidated loans this period

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 25 of 27

			Special Servicing Fees										Modified
		Deferred							Non-		Reimbursement of	Other	Interest
	Interest	Interest							Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER		PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
12	0.00	0.00	0.00	0.00	761.22		0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	0.00	0.00	911.27		0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	0.00	0.00	547.59		0.00	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	0.00	0.00	0.00		0.00	0.00	0.00	109.15	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	2,220.08		0.00	0.00	0.00	109.15	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.										Collateral Shortfall Total		2,329.23

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 26 of 27

None
© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27